Cash Account Trust: Government & Agency Securities Portfolio

Cash Account Trust: Money Market Portfolio

Cash Account Trust: Tax-Exempt Portfolio

Cash Management Fund Institutional

Cash Management Fund Investment

Cash Reserve Fund, Inc.: Prime Series

Cash Reserve Fund, Inc.: Tax-Free Series

Cash Reserve Fund, Inc.: Treasury Series

Cash Reserves Fund Institutional

Investors Cash Trust: Government & Agency Securities Portfolio

Investors Cash Trust: Treasury Portfolio

Investors Florida Municipal Cash Fund

Investors Michigan Municipal Cash Fund

Investors New Jersey Municipal Cash Fund

Investors Pennsylvania Municipal Cash Fund

Money Market Fund Investment

NY Tax Free Money Fund Investment

Scudder Blue Chip Fund

Scudder California Tax-Free Income Fund

Scudder Capital Growth Fund

Scudder Cash Investment Trust

Scudder Commodity Securities Fund

Scudder-Dreman Concentrated Value Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Mid Cap Value Fund

Scudder-Dreman Small Cap Value Fund

Scudder EAFE Equity Index Fund

Scudder Emerging Markets Fund

Scudder Emerging Markets Income Fund

Scudder Equity 500 Index Fund

Scudder Fixed Income Fund

Scudder Flag Investors Communications Fund

Scudder Flag Investors Equity Partners Fund

Scudder Flag Investors Value Builder Fund

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder GNMA Fund

Scudder Gold and Precious Metals Fund

Scudder Government & Agency Money Fund

Scudder Greater Europe Fund

Scudder Growth and Income Fund

Scudder Health Care Fund

Scudder High Income Fund

Scudder High Income Plus Fund

Scudder High Yield Tax-Free Fund

Scudder Income Fund

Scudder Inflation Protected Plus Fund

Scudder Intermediate Tax/AMT Free Fund

Scudder International Fund

Scudder International Equity Fund

Scudder International Select Equity Fund

Scudder Japanese Equity Fund

Scudder Large Cap Value Fund

Scudder Large Company Growth Fund

Scudder Latin America Fund

Scudder Lifecycle Long Range Fund

Scudder Limited-Duration Plus Fund

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Money Market Fund

Scudder Money Market Series

Scudder Micro Cap Fund

Scudder Mid Cap Growth Fund

Scudder New York Tax-Free Income Fund

Scudder Pacific Opportunities Fund

Scudder Pathway Series — Conservative Portfolio

Scudder Pathway Series — Growth Portfolio

Scudder Pathway Series — Growth Plus Portfolio

Scudder Pathway Series — Moderate Portfolio

Scudder Retirement Fund — Series VI

Scudder Retirement Fund — Series VII

Scudder RREEF Real Estate Securities Fund

Scudder S&P 500 Index Fund

Scudder Select 500 Fund

Scudder Short Duration Fund

Scudder Short-Term Bond Fund

Scudder Short-Term Municipal Bond Fund

Scudder Small Cap Growth Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Scudder Strategic Income Fund

Scudder Target 2010 Fund

Scudder Target 2011 Fund

Scudder Target 2012 Fund

Scudder Target 2013 Fund

Scudder Target 2014 Fund

Scudder Tax Advantaged Dividend Fund

Scudder Tax-Exempt Money Fund

Scudder Tax Free Money Fund

Scudder Technology Fund

Scudder Total Return Fund

Scudder U.S. Bond Index Fund

Scudder U.S. Government Securities Fund

Scudder U.S. Treasury Money Fund

Tax-Exempt California Money Market Fund

Tax-Exempt New York Money Market Fund

Tax Free Money Fund Investment

Treasury Money Fund

Treasury Money Fund Investment

Supplement to the currently effective Statements of Additional Information for the above listed Funds:

The following information supplements the disclosure in the “Purchase and Redemption of Shares” section of each Fund’s Statement of Additional Information:

The Fund has authorized one or more financial service institutions, including certain members of the NASD other than the Distributor (“financial institutions”), to accept purchase and redemption orders for the Fund’s shares. Such financial institutions may also designate other parties, including plan administrator intermediaries, to accept purchase and redemption orders on the Fund’s behalf. Orders for purchases or redemptions will be deemed to have been received by the Fund when such financial institutions or, if applicable, their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the financial institution, ordinarily orders will be priced at the Fund’s net asset value next computed after acceptance by such financial institution or its authorized designees and accepted by the Fund. Further, if purchases or redemptions of the Fund’s shares are arranged and settlement is made at an investor’s election through any other authorized financial institution, that financial institution may, at its discretion, charge a fee for that service. The Board of Trustees/Directors and the Distributor, also the Fund’s principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees/Directors and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

Please Retain This Supplement for Future Reference

January 4, 2006